Average Annual Total Returns	12 Months Ended
Oct. 31, 2013
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.84%
Five Years	11.99%
Ten Years	6.98%
Inception Date	May 08, 2000
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.95%
Five Years	12.11%
Ten Years	7.03%
Inception Date	Jan. 22, 2010
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.02%
Since Inception	9.31%
Inception Date	Dec. 02, 2010
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.97%
Since Inception	18.57%
Inception Date	Sep. 27, 2011
Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.08%
Five Years	9.53%
Ten Years	5.42%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.20%
Five Years	14.27%
Ten Years	6.74%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	3.40%
Five Years	6.95%
Ten Years	4.67%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.04%
Five Years	11.94%
Ten Years	6.27%
Inception Date	Sep. 30, 1994
Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.80%
Five Years	13.50%
Ten Years	7.25%
Inception Date	Mar. 29, 1985
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.04%
Five Years	12.02%
Ten Years	7.26%
Inception Date	Apr. 29, 1996
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.14%
Since Inception	7.38%
Inception Date	Nov. 29, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.14%
Since Inception	7.77%
Inception Date	Nov. 30, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.15%
Since Inception	7.42%
Inception Date	Nov. 29, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.19%
Since Inception	7.84%
Inception Date	Nov. 30, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.16%
Since Inception	4.62%
Inception Date	Jan. 26, 2011
Return After Taxes on Distributions | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.01%
Five Years	11.42%
Ten Years	6.40%
Return After Taxes on Distributions | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.08%
Five Years	11.51%
Ten Years	6.44%
Return After Taxes on Distributions | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.12%
Five Years	8.62%
Ten Years	4.47%
Return After Taxes on Distributions | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	20.42%
Five Years	13.68%
Ten Years	6.21%
Return After Taxes on Distributions | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.42%
Five Years	5.84%
Ten Years	3.47%
Return After Taxes on Distributions | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.21%
Five Years	11.18%
Ten Years	5.52%
Return After Taxes on Distributions | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.84%
Five Years	12.67%
Ten Years	6.23%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.17%
Five Years	11.48%
Ten Years	6.74%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.23%
Since Inception	7.05%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.24%
Since Inception	6.69%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.25%
Since Inception	3.97%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	12.87%
Five Years	9.61%
Ten Years	5.64%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	12.96%
Five Years	9.70%
Ten Years	5.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	5.35%
Five Years	7.31%
Ten Years	4.02%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	12.33%
Five Years	11.42%
Ten Years	5.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.09%
Five Years	5.17%
Ten Years	3.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.78%
Five Years	9.38%
Ten Years	4.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.37%
Five Years	10.57%
Ten Years	5.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.96%
Five Years	9.64%
Ten Years	5.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.02%
Since Inception	6.05%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.03%
Since Inception	5.77%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.03%
Since Inception	3.55%
Based on Market Value | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.87%
Since Inception	4.83%
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.78%
Five Years	12.44%
Ten Years	6.91%
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.78%
Five Years	12.44%
Ten Years	6.91%
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.78%
Since Inception	9.34%
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.78%
Since Inception	18.13%
MSCI EAFE Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.78%
Five Years	12.44%
Ten Years	6.91%
STAR Composite Average | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.64%
Five Years	12.95%
Ten Years	6.02%
Barclays U.S. Aggregate Bond Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Barclays U.S. Aggregate Bond Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Barclays U.S. Aggregate Bond Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Barclays U.S. Aggregate Bond Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Income Composite Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	3.71%
Five Years	7.05%
Ten Years	5.10%
Conservative Growth Composite Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.40%
Five Years	9.51%
Ten Years	5.78%
Moderate Growth Composite Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.36%
Five Years	12.17%
Ten Years	6.66%
Growth Composite Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.58%
Five Years	14.47%
Ten Years	7.14%
STAR Composite Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.41%
Five Years	12.62%
Ten Years	6.96%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	none
Ten Years	none
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.82%
Five Years	13.46%
Ten Years	none
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.82%
Since Inception	7.46%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.82%
Since Inception	7.66%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.82%
Since Inception	7.46%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.82%
Since Inception	7.66%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.82%
Since Inception	4.58%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.76%
Five Years	12.53%
Ten Years	7.31%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.76%
Since Inception	7.26%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.76%
Since Inception	7.64%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.76%
Since Inception	7.25%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.76%
Since Inception	7.64%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.76%
Since Inception	4.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.47%
Five Years	18.86%
Ten Years	8.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.47%
Five Years	18.86%
Ten Years	8.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.47%
Five Years	18.86%
Ten Years	8.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.47%
Five Years	18.86%
Ten Years	8.09%
FTSE Global All Cap ex US Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.59%
Five Years	13.75%
Ten Years	8.31%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.59%
Five Years	13.75%
Ten Years	8.31%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.59%
Since Inception	7.63%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.59%
Since Inception	7.80%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.59%
Since Inception	7.63%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.59%
Since Inception	7.80%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.59%
Since Inception	4.69%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.69%
Five Years	12.92%
Ten Years	7.41%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.69%
Five Years	12.92%
Ten Years	7.41%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.69%
Since Inception	9.29%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.69%
Since Inception	18.24%
Spliced Developed Markets Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.67%
Five Years	12.42%
Ten Years	6.90%
Spliced Developed Markets Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.67%
Five Years	12.42%
Ten Years	6.90%
Spliced Developed Markets Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.67%
Since Inception	9.31%
Spliced Developed Markets Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.67%
Since Inception	18.08%